Intangible assets and goodwill - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 69
Useful life measured as period of time, intangible assets other than goodwill	13 years
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	$ 164